Raw Materials and Consumables Used - Schedule of Raw Materials and Consumables Used (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RAW MATERIALS AND CONSUMABLES USED
Energy purchases	$ (1,915,342,460)	$ (1,785,282,844)	$ (1,885,218,041)
Fuel consumption	(334,665,363)	(536,292,557)	(587,063,837)
Energy transmission cost	(356,220,770)	(321,591,798)	(295,519,943)
Gas sales cost	(176,143,032)	(243,391,369)	(519,475,247)
Other variable supplies and services	(123,197,289)	(109,026,891)	(112,246,999)
Total raw materials and consumables used	(2,905,568,914)	(2,995,585,459)	(3,399,524,067)
Gas
RAW MATERIALS AND CONSUMABLES USED
Fuel consumption	(329,031,898)	(519,490,872)	(441,848,645)
Oil
RAW MATERIALS AND CONSUMABLES USED
Fuel consumption	$ (5,633,465)	$ (16,801,685)	(45,657,067)
Impairment loss recognised			1,076,839
Coal
RAW MATERIALS AND CONSUMABLES USED
Fuel consumption			(99,558,125)
Impairment loss recognised			$ 50,136,749